Provisions and contingencies - Current and non-current provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Provisions - due within one year	$ 108	$ 233
Provisions - due after one year	95	48
Total provisions	$ 203	281	$ 327
Term of expected provision utilisation	5 years
Rationalisation provisions
Disclosure of other provisions [line items]
Provisions - due within one year	$ 59	91
Total provisions	59	91	30
Metal-on-metal
Disclosure of other provisions [line items]
Provisions - due within one year	28	111
Provisions - due after one year	85	38
Total provisions	113	149	239
Legal and other provisions
Disclosure of other provisions [line items]
Provisions - due within one year	21	31
Provisions - due after one year	10	10
Total provisions	$ 31	$ 41	$ 58